Summary of Significant Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Assets
Deferred tax assets			¥ 403,852
Shareholders' equity
Retained earnings (accumulated deficit)	¥ (814,916)		325,750		$ (127,878)
Loan service fee
Impact to the consolidated statement of comprehensive income
Services and other revenue	¥ 698,840	$ 109,663	¥ 1,411,061	¥ 2,955,050